Offerings	Jun. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00000625 per share
Amount Registered | shares	12,458,738
Proposed Maximum Offering Price per Unit	20.87
Maximum Aggregate Offering Price	$ 260,013,862.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,907.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock (“Common Stock”) of Navan, Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”) and the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on June 10, 2026.Represents the automatic increase to the number of shares of the Registrant’s Common Stock available for issuance under the 2025 Plan effective February 1, 2026, as provided for under the 2025 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00000625 per share
Amount Registered | shares	2,491,747
Proposed Maximum Offering Price per Unit	17.74
Maximum Aggregate Offering Price	$ 44,203,591.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,104.52
Offering Note	Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on June 10, 2026 multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.Represents the automatic increase to the number of shares of the Registrant’s Common Stock available for issuance under the 2025 ESPP effective February 1, 2026, as provided for under the 2025 ESPP.